J.P. Morgan Funds
60 State Street, Suite 1300
Boston, Massachusetts 02109
(617) 557-0700

July 29, 1998

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE:      Rule 24f-2 Notice for J.P. Morgan Funds
         with respect to:
         J.P. Morgan U.S. Equity Fund
         J.P. Morgan U.S. Small Company Fund
         J.P. Morgan Disciplined Equity Fund
         J.P. Morgan U.S. Small Company Opportunities Fund

          (Registration Statement File No. 033-54632)

Ladies and Gentlemen:

The purpose of this letter is to notify the Commission within 90 days of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above-referenced rule is as follows:

1.       Name and address of Issuer:        J.P. Morgan Funds
                                                     60 State Street, Suite 1300
                                                     Boston, MA  02109

2. Name of each series or class of funds for which this notice is filed:

         J.P. Morgan U.S. Equity Fund
         J.P. Morgan U.S. Small Company Fund
         J.P. Morgan Disciplined Equity Fund
         J.P. Morgan U.S. Small Company Opportunities


3.       Investment Company Act File Number:811-07340
         Securities Act File Number:                  033-54632

4(a). Last day of fiscal year for which this notice is filed: May 31, 1998.

4(b). [] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c). [] Check box if this is the last time the issuer will be filing this Form.

Division of Investment Management
Securities and Exchange Commission
July 29, 1998
Page 2


5. Calculation of registration fee:

     (i)      Aggregate sale price of securities sold during
              the fiscal year pursuant to section 24(f):        $460,842,169

     (ii)     Aggregate price of securities redeemed or
              repurchased during the fiscal year:               $195,699,201

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
              payable to the Commission:                           $ 0

     (iv)     Total available redemption credits {add Items 5(ii) and
              5(iii)]:                                         $195,699,201

     (v)      Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]:                      $265,142,968

     (vi)     Redemption  credits  available  for use in future  years -- if
              Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                     $( 0 )

     (vii)    Multiplier for determining registration fee
              (see instruction C.8):                            x .000295

     (viii)   Registration fee due [multiply Item 5(v) by Item 5(vii)]
             (enter "0" if no fee is due)                       $78,217.18
                                                               ============

     6.  Interest due -- if this Form is being filed more than 90 days after the
end of the issuer's fiscal year (see Instruction D):                  +$ 0

7.            Total of the amount of the  registration fee due plus any interest
              due [Item 5(vii) plus Item 6]:                   =$78,217.18
                                                               ============

Division of Investment Management
Securities and Exchange Commission
July 29, 1998
Page 3



8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: July 28, 1998

         Account Number: 0000894089

         Method of Delivery:

                                    [X]     Wire Transfer
                                    [ ]     Mail or other means


This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



J.P. MORGAN FUNDS


     By: _____________________________________
          Mary Jo Pace
          Vice President and Assistant Treasurer

July 29, 1998